Note Popular, Inc. (Holding company only) financial information (Statement of Operations) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Dividend income from subsidiaries	$ 0	$ 0	$ 0
Losses (earnings) from investments under equity method	34,083	31,288	24,373
Gain on sale and valuation adjustment of investment securities	334	1,962	141
Trading Gains (Losses)	(817)	(785)	(4,723)
Expenses
Interest Expense	223,980	212,518	194,031
Provision (reversal) for loan losses	325,424	170,016	241,478
Income from continuing operations before income tax	338,511	294,340	398,825
Income tax expense	230,830	78,784	(495,172)
Income (loss) before equity in undistributed earnings of subdidiaries	107,681	215,556	893,997
Equity in undistributed earnings of subsidiaries	0	0	0
Income (loss) from continuing operations	107,681	215,556	893,997
Equity in undistributed earnings (losses) of discontinued operations		0	0
Net Income	107,681	216,691	895,344
Comprehensive (loss) income, net of tax	77,315	153,291	868,330
Popular, Inc. Holding Co.
Revenues
Dividend income from subsidiaries	211,500	102,300	41,350
Interest income	4,238	2,141	1,332
Losses (earnings) from investments under equity method	11,761	12,352	13,710
Gain on sale and valuation adjustment of investment securities	0	1,767	0
Trading Gains (Losses)	266	90	(187)
Other operating income	86	0	0
Revenues, Total	227,851	118,650	56,205
Expenses
Interest Expense	52,470	52,470	52,470
Provision (reversal) for loan losses	403	(35)	35
Operating expenses, net of reimbursement by subsidiaries for services provided by parent	(1,773)	(4,208)	(1,293)
Total Expenses	51,100	48,227	51,212
Income from continuing operations before income tax	176,751	70,423	4,993
Income tax expense	0	19	(186)
Income (loss) before equity in undistributed earnings of subdidiaries	176,751	70,404	5,179
Equity in undistributed earnings of subsidiaries	(69,070)	145,152	888,818
Income (loss) from continuing operations	107,681	215,556	893,997
Equity in undistributed earnings (losses) of discontinued operations	0	1,135	1,347
Net Income	107,681	216,691	895,344
Comprehensive (loss) income, net of tax	77,315	153,291	868,330
Non Covered Under Loss Sharing Agreements with FDIC
Expenses
Provision (reversal) for loan losses	319,682	171,126	217,458
Non Covered Under Loss Sharing Agreements with FDIC | Popular, Inc. Holding Co.
Expenses
Provision (reversal) for loan losses	$ 403	$ (35)	$ 35